UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Strategic
Dividend & Income Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2014

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® Strategic
Dividend & Income Fund

1.814340.109

ASDI-QTLY-0414

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 18.3%
		Principal Amount (e)	Value
Convertible Bonds - 10.1%
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.0%
Ford Motor Co. 4.25% 11/15/16		$ 860,000	$ 1,548,688
Household Durables - 0.3%
M/I Homes, Inc. 3% 3/1/18		6,140,000	6,769,350
Standard Pacific Corp. 1.25% 8/1/32		4,350,000	5,758,313
			12,527,663
Media - 0.1%
Liberty Media Corp. 1.375% 10/15/23 (g)		2,800,000	2,726,360
TOTAL CONSUMER DISCRETIONARY			16,802,711
ENERGY - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Alpha Natural Resources, Inc. 3.75% 12/15/17		3,070,000	2,809,050
Chesapeake Energy Corp. 2.5% 5/15/37		18,830,000	19,217,898
Clean Energy Fuels Corp. 5.25% 10/1/18 (g)		4,080,000	3,685,056
Cobalt International Energy, Inc. 2.625% 12/1/19		7,970,000	7,681,088
Peabody Energy Corp. 4.75% 12/15/41		5,100,000	4,054,500
Ship Finance International Ltd. 3.25% 2/1/18		11,700,000	12,758,850
			50,206,442
FINANCIALS - 0.7%
Insurance - 0.5%
Fidelity National Financial, Inc. 4.25% 8/15/18		10,060,000	16,498,400
Real Estate Investment Trusts - 0.1%
American Realty Capital Properties, Inc. 3% 8/1/18		3,930,000	4,264,247
Real Estate Management & Development - 0.1%
Forestar Group, Inc. 3.75% 3/1/20		4,340,000	4,818,702
TOTAL FINANCIALS			25,581,349
HEALTH CARE - 2.0%
Biotechnology - 0.7%
Array BioPharma, Inc. 3% 6/1/20		4,410,000	4,525,983
Cubist Pharmaceuticals, Inc.:
1.125% 9/1/18 (g)		2,330,000	2,858,619
1.875% 9/1/20 (g)		2,300,000	2,883,625
Gilead Sciences, Inc. 1.625% 5/1/16		750,000	2,727,978
InterMune, Inc. 2.5% 12/15/17		1,260,000	3,014,550
Corporate Bonds - continued
		Principal Amount (e)	Value
Convertible Bonds - continued
HEALTH CARE - continued
Biotechnology - continued
Orexigen Therapeutics, Inc. 2.75% 12/1/20 (g)		$ 1,810,000	$ 2,082,631
Theravance, Inc. 2.125% 1/15/23		4,980,000	7,401,525
			25,494,911
Health Care Equipment & Supplies - 0.2%
Teleflex, Inc. 3.875% 8/1/17		4,830,000	8,208,102
Health Care Providers & Services - 0.9%
HealthSouth Corp. 2% 12/1/43		17,939,000	18,452,055
Molina Healthcare, Inc. 1.125% 1/15/20 (g)		11,190,000	12,490,838
WellPoint, Inc. 2.75% 10/15/42		3,810,000	5,188,744
			36,131,637
Pharmaceuticals - 0.2%
Salix Pharmaceuticals Ltd. 1.5% 3/15/19 (g)		840,000	1,485,225
ViroPharma, Inc. 2% 3/15/17		2,260,000	6,063,863
			7,549,088
TOTAL HEALTH CARE			77,383,738
INDUSTRIALS - 1.1%
Air Freight & Logistics - 0.1%
UTi Worldwide, Inc. 4.5% 3/1/19 (g)		3,400,000	3,432,640
Commercial Services & Supplies - 0.4%
Covanta Holding Corp. 3.25% 6/1/14		12,340,000	14,376,717
Construction & Engineering - 0.6%
Layne Christensen Co. 4.25% 11/15/18 (g)		6,450,000	6,757,020
MasTec, Inc.:
4% 6/15/14		2,210,000	5,726,663
4.25% 12/15/14		4,390,000	11,647,219
			24,130,902
TOTAL INDUSTRIALS			41,940,259
INFORMATION TECHNOLOGY - 3.1%
Communications Equipment - 0.8%
Ciena Corp. 3.75% 10/15/18 (g)		2,760,000	4,074,450
InterDigital, Inc. 2.5% 3/15/16		17,860,000	18,373,475
Liberty Interactive LLC 0.75% 3/30/43 (g)		7,180,000	9,074,084
			31,522,009
Corporate Bonds - continued
		Principal Amount (e)	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.4%
Akamai Technologies, Inc. 0% 2/15/19 (g)		$ 7,900,000	$ 7,979,000
WebMD Health Corp. 1.5% 12/1/20 (g)		6,160,000	6,484,632
			14,463,632
Semiconductors & Semiconductor Equipment - 1.0%
GT Advanced Technologies, Inc.:
3% 10/1/17		8,855,000	17,571,641
3% 12/15/20		3,690,000	5,207,697
Intel Corp. 3.25% 8/1/39		11,470,000	15,484,500
			38,263,838
Software - 0.9%
Nuance Communications, Inc. 2.75% 11/1/31		14,260,000	14,135,225
TiVo, Inc. 4% 3/15/16 (g)		14,260,000	19,687,356
			33,822,581
TOTAL INFORMATION TECHNOLOGY			118,072,060
MATERIALS - 1.1%
Chemicals - 0.1%
RPM International, Inc. 2.25% 12/15/20		1,770,000	2,052,094
Containers & Packaging - 0.6%
Owens-Brockway Glass Container, Inc. 3% 6/1/15 (g)		20,550,000	21,217,875
Metals & Mining - 0.4%
Allegheny Technologies, Inc. 4.25% 6/1/14		720,000	725,400
Goldcorp, Inc. 2% 8/1/14		6,980,000	7,020,484
Horsehead Holding Corp. 3.8% 7/1/17		1,560,000	2,114,580
Newmont Mining Corp. 1.25% 7/15/14		5,390,000	5,396,738
			15,257,202
Paper & Forest Products - 0.0%
Rayonier TRS Holdings, Inc. 4.5% 8/15/15		1,330,000	1,961,750
TOTAL MATERIALS			40,488,921
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (g)		5,500,000	6,366,250
Corporate Bonds - continued
		Principal Amount (e)	Value
Convertible Bonds - continued
UTILITIES - 0.2%
Electric Utilities - 0.2%
NRG Yield, Inc. 3.5% 2/1/19 (g)		$ 8,000,000	$ 8,072,720
TOTAL CONVERTIBLE BONDS			384,914,450
Nonconvertible Bonds - 8.2%
CONSUMER DISCRETIONARY - 1.1%
Hotels, Restaurants & Leisure - 0.1%
MGM Mirage, Inc. 6.625% 7/15/15		3,200,000	3,411,840
Internet & Catalog Retail - 0.0%
Netflix, Inc. 5.75% 3/1/24 (g)		1,270,000	1,320,800
Media - 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25% 9/30/22		7,840,000	7,820,400
5.75% 1/15/24		2,570,000	2,582,850
7.25% 10/30/17		8,000,000	8,500,000
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (g)		2,650,000	2,802,375
Clear Channel Communications, Inc. 4.9% 5/15/15		4,725,000	4,683,656
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (g)		7,145,000	8,073,850
WMG Acquisition Corp. 11.5% 10/1/18		1,340,000	1,524,250
			35,987,381
TOTAL CONSUMER DISCRETIONARY			40,720,021
CONSUMER STAPLES - 0.5%
Food & Staples Retailing - 0.5%
BI-LO LLC/BI-LO Finance Corp. 9.25% 2/15/19 (g)		11,935,000	13,038,988
Tops Markets LLC 8.875% 12/15/17		3,760,000	4,117,200
			17,156,188
Food Products - 0.0%
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (g)		705,000	749,063
TOTAL CONSUMER STAPLES			17,905,251
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - 4.4%
Capital Markets - 0.3%
Chase Capital II 0.7376% 2/1/27 (i)		$ 7,900,000	$ 6,517,500
Chase Capital Trust VI 0.8626% 8/1/28 (i)		5,000,000	4,125,000
JPMorgan Chase Capital XXIII 1.2359% 5/15/47 (i)		2,500,000	1,856,250
Lehman Brothers Holdings, Inc. 1.0633% (d)(i)		1,000,000	0
			12,498,750
Commercial Banks - 2.1%
Bank of Ireland 10% 7/30/16	EUR	8,293,000	12,405,500
CIT Group, Inc. 4.75% 2/15/15 (g)		3,610,000	3,713,788
Corestates Capital II 0.8889% 1/15/27 (g)(i)		3,000,000	2,490,000
Corestates Capital III 0.8059% 2/15/27 (g)(i)		3,960,000	3,286,800
First Maryland Capital I 1.2389% 1/15/27 (i)		2,500,000	2,075,000
First Maryland Capital II 1.0876% 2/1/27 (i)		4,100,000	3,403,000
JPMorgan Chase Capital XXI 1.1876% 1/15/87 (i)		12,500,000	9,375,000
PNC Capital Trust C 0.8091% 6/1/28 (i)		9,000,000	7,290,000
Wachovia Capital Trust II 0.7389% 1/15/27 (i)		32,014,000	26,571,620
Wells Fargo Capital II 0.7361% 1/30/27 (i)		5,930,000	4,921,900
Wells Fargo Capital X 5.95% 12/15/36		2,350,000	2,362,462
			77,895,070
Consumer Finance - 0.4%
Ally Financial, Inc.:
3.5% 1/27/19		1,165,000	1,170,825
4.75% 9/10/18		6,000,000	6,390,000
American Express Co. 6.8% 9/1/66 (i)		2,500,000	2,718,750
GMAC LLC 8% 11/1/31		3,900,000	4,914,000
			15,193,575
Diversified Financial Services - 1.6%
Central Fidelity Capital Trust I 1.2389% 4/15/27 (i)		2,500,000	2,075,000
Denali Borrower LLC/Denali Finance Corp. 5.625% 10/15/20 (g)		7,100,000	7,304,125
General Motors Financial Co., Inc. 2.75% 5/15/16		795,000	810,503
Goldman Sachs Capital II 4% (h)(i)		7,653,000	5,854,545
ILFC E-Capital Trust I 5.46% 12/21/65 (g)(i)		33,530,000	31,182,900
JPMorgan Chase Capital XIII 1.1969% 9/30/34 (i)		2,750,000	2,227,500
National Rural Utilities Cooperative Finance Corp. 4.75% 4/30/43 (i)		4,300,000	4,052,750
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18		$ 4,945,000	$ 5,340,600
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind		2,570,000	2,733,838
			61,581,761
TOTAL FINANCIALS			167,169,156
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
FWCT-2 Escrow Corp. 6.875% 2/1/22 (g)		930,000	989,288
HealthSouth Corp. 5.75% 11/1/24		2,165,000	2,213,713
			3,203,001
INDUSTRIALS - 0.5%
Commercial Services & Supplies - 0.0%
APX Group, Inc.:
8.75% 12/1/20		1,694,000	1,765,995
8.75% 12/1/20 (g)		218,000	226,720
			1,992,715
Construction & Engineering - 0.1%
MasTec, Inc. 4.875% 3/15/23		3,325,000	3,225,250
Marine - 0.1%
Navios Maritime Holdings, Inc. 8.125% 2/15/19		4,150,000	4,264,125
Trading Companies & Distributors - 0.3%
International Lease Finance Corp.:
8.25% 12/15/20		705,000	862,744
8.625% 9/15/15		5,000,000	5,525,000
8.875% 9/1/17		3,000,000	3,600,000
			9,987,744
TOTAL INDUSTRIALS			19,469,834
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - 0.2%
Computers & Peripherals - 0.1%
Dell, Inc.:
5.4% 9/10/40		$ 1,000,000	$ 720,000
6.5% 4/15/38		4,440,000	3,663,000
			4,383,000
IT Services - 0.1%
Compiler Finance Sub, Inc. 7% 5/1/21 (g)		5,015,000	5,015,000
TOTAL INFORMATION TECHNOLOGY			9,398,000
MATERIALS - 0.3%
Metals & Mining - 0.3%
JMC Steel Group, Inc. 8.25% 3/15/18 (g)		2,670,000	2,776,800
Severstal Columbus LLC 10.25% 2/15/18		8,310,000	8,754,585
			11,531,385
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.4%
CenturyLink, Inc. 6.75% 12/1/23		4,000,000	4,240,000
Sprint Capital Corp.:
6.875% 11/15/28		9,215,000	9,145,888
8.75% 3/15/32		3,000,000	3,367,500
			16,753,388
Wireless Telecommunication Services - 0.3%
Intelsat Jackson Holdings SA 5.5% 8/1/23 (g)		2,945,000	2,911,869
Sprint Communications, Inc.:
6% 12/1/16		4,660,000	5,099,904
7% 8/15/20		1,500,000	1,638,750
T-Mobile U.S.A., Inc. 5.25% 9/1/18		585,000	617,906
			10,268,429
TOTAL TELECOMMUNICATION SERVICES			27,021,817
UTILITIES - 0.4%
Electric Utilities - 0.3%
NextEra Energy Capital Holdings, Inc. 6.35% 10/1/66 (i)		7,950,000	7,850,625
PPL Capital Funding, Inc. 6.7% 3/30/67 (i)		2,510,000	2,516,275
			10,366,900
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - 0.1%
Wisconsin Energy Corp. 6.25% 5/15/67 (i)		$ 3,000,000	$ 3,067,500
TOTAL UTILITIES			13,434,400
TOTAL NONCONVERTIBLE BONDS			309,852,865
TOTAL CORPORATE BONDS (Cost $638,073,673)			694,767,315
Common Stocks - 64.9%
	Shares
CONSUMER DISCRETIONARY - 3.1%
Automobiles - 0.1%
General Motors Co.	144,594	5,234,303
Diversified Consumer Services - 0.2%
H&R Block, Inc.	239,500	7,577,780
Hotels, Restaurants & Leisure - 1.0%
Cedar Fair LP (depositary unit)	124,800	6,639,360
Darden Restaurants, Inc.	48,800	2,491,728
McDonald's Corp.	234,800	22,341,220
Wyndham Worldwide Corp.	60,400	4,401,952
		35,874,260
Media - 1.1%
Comcast Corp. Class A	459,900	23,772,231
Sinclair Broadcast Group, Inc. Class A (f)	164,600	4,875,452
Time Warner, Inc.	103,400	6,941,242
Viacom, Inc. Class B (non-vtg.)	71,000	6,228,830
		41,817,755
Multiline Retail - 0.4%
Target Corp.	270,600	16,923,324
Specialty Retail - 0.2%
H&M Hennes & Mauritz AB (B Shares)	133,000	5,999,017
Textiles, Apparel & Luxury Goods - 0.1%
VF Corp.	66,200	3,878,658
TOTAL CONSUMER DISCRETIONARY		117,305,097
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 7.0%
Beverages - 2.7%
Anheuser-Busch InBev SA NV ADR	77,700	$ 8,128,197
PepsiCo, Inc.	500,700	40,091,049
SABMiller PLC	72,100	3,533,915
The Coca-Cola Co.	1,342,000	51,264,400
		103,017,561
Food & Staples Retailing - 0.3%
Wal-Mart Stores, Inc.	162,800	12,161,160
Food Products - 0.5%
Kellogg Co.	142,500	8,648,325
Unilever NV (NY Reg.)	215,300	8,517,268
		17,165,593
Household Products - 2.1%
Procter & Gamble Co.	1,029,258	80,961,434
Tobacco - 1.4%
British American Tobacco PLC sponsored ADR	103,300	11,238,007
Philip Morris International, Inc.	521,718	42,212,203
		53,450,210
TOTAL CONSUMER STAPLES		266,755,958
ENERGY - 6.5%
Oil, Gas & Consumable Fuels - 6.5%
Access Midstream Partners LP	137,300	7,750,585
Canadian Natural Resources Ltd.	170,600	6,242,854
Chevron Corp.	880,700	101,571,131
ConocoPhillips Co.	615,400	40,924,100
El Paso Pipeline Partners LP	97,200	2,920,860
Enterprise Products Partners LP	44,300	2,972,973
Exxon Mobil Corp.	746,200	71,836,674
Imperial Oil Ltd.	24,000	1,079,816
Markwest Energy Partners LP	52,700	3,364,895
QEP Midstream Partners LP	87,100	1,861,327
Targa Resources Corp.	25,300	2,448,028
Valero Energy Partners LP	36,000	1,331,640
Western Gas Partners LP	25,000	1,582,250
		245,887,133
FINANCIALS - 20.9%
Capital Markets - 1.6%
Apollo Investment Corp.	99,400	850,864
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
BlackRock, Inc. Class A	77,100	$ 23,503,164
Carlyle Group LP	217,900	7,903,233
KKR & Co. LP	572,900	13,829,806
The Blackstone Group LP	409,100	13,643,485
		59,730,552
Commercial Banks - 1.8%
Commerce Bancshares, Inc.	94,158	4,205,096
M&T Bank Corp. (f)	123,000	14,340,570
National Penn Bancshares, Inc.	356,500	3,850,200
PNC Financial Services Group, Inc.	131,400	10,745,892
Svenska Handelsbanken AB (A Shares)	142,900	7,466,331
U.S. Bancorp	418,300	17,208,862
Wells Fargo & Co.	194,200	9,014,764
		66,831,715
Consumer Finance - 0.1%
Capital One Financial Corp.	68,100	5,000,583
Diversified Financial Services - 0.3%
JPMorgan Chase & Co.	180,900	10,278,738
Insurance - 1.9%
ACE Ltd.	82,000	8,025,340
esure Group PLC	574,300	2,591,766
Marsh & McLennan Companies, Inc.	184,400	8,880,704
MetLife, Inc.	469,700	23,799,699
MetLife, Inc. unit	131,400	3,886,812
The Travelers Companies, Inc.	224,800	18,847,232
Zurich Insurance Group AG	23,062	7,066,753
		73,098,306
Real Estate Investment Trusts - 15.0%
Alexandria Real Estate Equities, Inc.	277,144	20,079,083
AvalonBay Communities, Inc.	78,940	10,180,892
Boston Properties, Inc.	264,696	29,759,771
Camden Property Trust (SBI)	11,962	797,865
Cedar Shopping Centers, Inc.	593,859	3,652,233
Corrections Corp. of America	174,554	5,821,376
Cousins Properties, Inc.	1,275,540	14,732,487
Digital Realty Trust, Inc. (f)	32,200	1,743,952
DuPont Fabros Technology, Inc.	368,372	9,783,960
Equity Lifestyle Properties, Inc.	149,007	5,997,532
Equity One, Inc.	558,448	12,955,994
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Equity Residential (SBI)	234,315	$ 13,700,398
Essex Property Trust, Inc.	156,292	26,139,837
Excel Trust, Inc.	84,377	1,057,244
Federal Realty Investment Trust (SBI)	100,008	11,131,890
FelCor Lodging Trust, Inc.	944,152	8,223,564
Glimcher Realty Trust	1,147,738	11,167,491
HCP, Inc.	466,739	18,095,471
Health Care REIT, Inc.	143,996	8,458,325
Host Hotels & Resorts, Inc.	652,897	12,842,484
Kilroy Realty Corp.	141,982	8,166,805
Kite Realty Group Trust	139,534	862,320
LaSalle Hotel Properties (SBI)	592,413	18,566,223
Lexington Corporate Properties Trust	692,800	7,904,848
Liberty Property Trust (SBI)	280,900	10,747,234
Mack-Cali Realty Corp.	51,700	1,150,325
Mid-America Apartment Communities, Inc.	292,510	19,785,376
National Retail Properties, Inc. (f)	491,762	17,649,338
Piedmont Office Realty Trust, Inc. Class A	616,246	10,648,731
Post Properties, Inc.	185,500	9,002,315
Prologis, Inc.	833,010	34,311,682
Public Storage	205,599	34,746,231
Sabra Health Care REIT, Inc.	88,443	2,517,972
Senior Housing Properties Trust (SBI)	153,500	3,423,050
Simon Property Group, Inc.	408,315	65,857,126
SL Green Realty Corp.	226,173	22,465,764
Spirit Realty Capital, Inc.	54,100	590,772
Sun Communities, Inc.	81,582	3,757,667
Taubman Centers, Inc.	134,700	9,489,615
Terreno Realty Corp.	66,200	1,236,616
UDR, Inc.	229,500	5,923,395
Ventas, Inc.	530,839	33,140,279
Vornado Realty Trust	53,214	5,123,976
Weyerhaeuser Co.	192,547	5,682,062
WP Carey, Inc.	157,800	10,023,456
		569,095,027
Real Estate Management & Development - 0.2%
Forest City Enterprises, Inc. Class A (a)	348,740	6,793,455
TOTAL FINANCIALS		790,828,376
Common Stocks - continued
	Shares	Value
HEALTH CARE - 8.6%
Biotechnology - 0.5%
Amgen, Inc.	163,700	$ 20,302,074
Pharmaceuticals - 8.1%
AbbVie, Inc.	605,700	30,836,187
AstraZeneca PLC (United Kingdom)	100,508	6,832,253
Bristol-Myers Squibb Co.	255,000	13,711,350
Eli Lilly & Co.	359,500	21,429,795
Johnson & Johnson	900,744	82,976,537
Merck & Co., Inc.	1,011,890	57,667,611
Novartis AG	114,072	9,494,226
Pfizer, Inc.	1,680,600	53,964,066
Roche Holding AG (participation certificate)	72,315	22,265,798
Teva Pharmaceutical Industries Ltd. sponsored ADR	122,600	6,116,514
		305,294,337
TOTAL HEALTH CARE		325,596,411
INDUSTRIALS - 2.9%
Aerospace & Defense - 0.6%
Honeywell International, Inc.	111,900	10,567,836
United Technologies Corp.	101,800	11,912,636
		22,480,472
Commercial Services & Supplies - 0.1%
KAR Auction Services, Inc.	79,000	2,461,640
Republic Services, Inc.	106,300	3,625,893
		6,087,533
Electrical Equipment - 0.4%
Eaton Corp. PLC	207,100	15,472,441
Industrial Conglomerates - 1.2%
3M Co.	152,800	20,586,744
General Electric Co.	586,753	14,944,599
Siemens AG	67,472	8,995,870
		44,527,213
Machinery - 0.4%
Caterpillar, Inc.	69,600	6,749,112
Cummins, Inc.	58,800	8,580,096
		15,329,208
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - 0.2%
SGS SA (Reg.)	2,520	$ 6,243,411
TOTAL INDUSTRIALS		110,140,278
INFORMATION TECHNOLOGY - 9.5%
Communications Equipment - 1.6%
Cisco Systems, Inc.	2,719,200	59,278,560
Computers & Peripherals - 3.2%
Apple, Inc.	204,400	107,563,456
EMC Corp.	571,258	15,064,073
		122,627,529
IT Services - 1.0%
Accenture PLC Class A	38,500	3,208,975
Automatic Data Processing, Inc.	104,600	8,135,788
Fidelity National Information Services, Inc.	159,500	8,869,795
Paychex, Inc.	378,400	15,801,984
		36,016,542
Semiconductors & Semiconductor Equipment - 0.7%
Intel Corp.	1,138,500	28,189,260
Software - 3.0%
Microsoft Corp.	3,000,700	114,956,809
TOTAL INFORMATION TECHNOLOGY		361,068,700
MATERIALS - 1.4%
Chemicals - 1.2%
E.I. du Pont de Nemours & Co.	343,900	22,910,618
LyondellBasell Industries NV Class A	150,000	13,212,000
Potash Corp. of Saskatchewan, Inc.	66,400	2,194,744
The Dow Chemical Co.	157,800	7,686,438
		46,003,800
Paper & Forest Products - 0.2%
International Paper Co.	131,700	6,438,813
TOTAL MATERIALS		52,442,613
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	588,000	18,774,840
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Communications, Inc.	170,500	$ 8,112,390
Verizon Communications, Inc.	226,435	10,737,548
		37,624,778
Wireless Telecommunication Services - 0.5%
Vodafone Group PLC	4,696,200	19,568,895
TOTAL TELECOMMUNICATION SERVICES		57,193,673
UTILITIES - 3.5%
Electric Utilities - 2.5%
American Electric Power Co., Inc.	174,100	8,739,820
Cleco Corp.	81,800	4,043,374
Duke Energy Corp.	49,600	3,515,648
IDACORP, Inc.	295,200	16,587,288
ITC Holdings Corp.	61,200	6,279,120
NextEra Energy, Inc.	294,400	26,905,216
Pinnacle West Capital Corp.	169,800	9,449,370
Southern Co.	183,900	7,788,165
Xcel Energy, Inc.	353,600	10,710,544
		94,018,545
Gas Utilities - 0.2%
Atmos Energy Corp.	133,500	6,154,350
Multi-Utilities - 0.8%
CMS Energy Corp.	147,100	4,182,053
NiSource, Inc.	207,600	7,228,632
Sempra Energy	217,100	20,509,437
		31,920,122
TOTAL UTILITIES		132,093,017
TOTAL COMMON STOCKS (Cost $2,104,552,849)		2,459,311,256
Preferred Stocks - 10.9%
	Shares	Value
Convertible Preferred Stocks - 4.0%
FINANCIALS - 1.3%
Capital Markets - 0.0%
AMG Capital Trust I 5.10%	23,800	$ 1,488,620
Commercial Banks - 0.7%
Wells Fargo & Co. 7.50%	21,809	25,691,002
Diversified Financial Services - 0.1%
Bank of America Corp. Series L, 7.25%	2,354	2,714,256
Real Estate Investment Trusts - 0.3%
Weyerhaeuser Co. Series A, 6.375%	199,100	10,857,162
Real Estate Management & Development - 0.2%
Forestar Group, Inc. 6.00% (a)	310,000	7,839,900
TOTAL FINANCIALS		48,590,940
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Alere, Inc. 3.00%	27,412	8,090,652
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.3%
United Technologies Corp. 7.50%	155,300	10,322,791
Machinery - 0.0%
Stanley Black & Decker, Inc. 0.00% (a)	15,200	1,624,880
TOTAL INDUSTRIALS		11,947,671
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
Crown Castle International Corp. Series A, 4.50% (a)	122,000	12,426,920
UTILITIES - 1.8%
Electric Utilities - 0.8%
NextEra Energy, Inc.:
5.779% (a)	189,000	9,916,830
5.889%	186,100	11,017,120
PPL Corp. 8.75%	195,900	10,298,463
		31,232,413
Multi-Utilities - 1.0%
CenterPoint Energy, Inc. 2.00% ZENS	330,600	17,606,103
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
UTILITIES - continued
Multi-Utilities - continued
Dominion Resources, Inc.:
Series A, 6.125%	177,300	$ 10,143,333
Series B, 6.00%	177,400	10,143,732
		37,893,168
TOTAL UTILITIES		69,125,581
TOTAL CONVERTIBLE PREFERRED STOCKS		150,181,764
Nonconvertible Preferred Stocks - 6.9%
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
NuStar Logistics LP 7.625%	180,000	4,815,000
FINANCIALS - 5.2%
Capital Markets - 0.3%
Goldman Sachs Group, Inc. 5.95%	65,219	1,500,037
Morgan Stanley 6.875%	200,000	5,176,000
Morgan Stanley Capital I Trust 6.60%	140,000	3,507,000
		10,183,037
Commercial Banks - 0.4%
BB&T Corp. Series E, 5.625%	125,000	2,755,000
SunTrust Banks, Inc. Series E, 5.875%	80,000	1,786,400
U.S. Bancorp:
Series A, 3.50%	11,890	9,297,980
Series H, 5.15%	40,000	878,800
		14,718,180
Consumer Finance - 1.8%
Ally Financial, Inc.:
7.00% (g)	46,758	46,096,084
Series A, 8.50%	410,000	11,213,500
Discover Financial Services Series B, 6.50%	200,000	4,866,000
HSBC U.S.A., Inc. Series F, 3.87%	300,000	6,099,000
		68,274,584
Diversified Financial Services - 1.2%
Barclays Bank PLC:
Series 2, 6.625%	47,200	1,187,552
Series 4, 7.75%	247,800	6,383,328
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.:
Series C, 5.80%	300,000	$ 6,756,000
Series J, 7.125%	120,000	3,198,000
GMAC Capital Trust I Series 2, 8.125%	900,698	24,453,951
JPMorgan Chase Capital XXIX 6.70%	155,000	4,002,100
		45,980,931
Insurance - 0.1%
MetLife, Inc. Series B, 6.50%	111,000	2,800,530
Real Estate Investment Trusts - 1.4%
Chesapeake Lodging Trust Series A, 7.75%	50,000	1,270,000
Digital Realty Trust, Inc. Series G, 5.875%	140,000	2,802,800
Health Care REIT, Inc. Series J, 6.50%	12,000	290,040
Hersha Hospitality Trust:
Series B, 8.00%	48,200	1,224,280
Series C, 6.875%	50,000	1,136,500
Hospitality Properties Trust Series D, 7.125%	60,000	1,499,400
Kimco Realty Corp. Series K, 5.625%	120,000	2,562,000
Public Storage:
Series Q, 6.50%	125,000	3,210,000
Series S, 5.90%	100,000	2,341,000
Series T, 5.75%	74,000	1,679,800
Series V, 5.375%	250,000	5,335,000
Series W, 5.20%	150,000	3,109,500
Sabra Health Care REIT, Inc. Series A, 7.125%	602,000	14,490,140
SL Green Realty Corp. Series I, 6.50%	60,000	1,406,400
Sunstone Hotel Investors, Inc. Series D, 8.00%	226,218	5,874,881
Vornado Realty Trust Series L, 5.40%	230,000	4,809,300
		53,041,041
Real Estate Management & Development - 0.0%
Ventas Realty LP/Ventas Capital Corp. 5.45%	60,000	1,339,800
TOTAL FINANCIALS		196,338,103
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Pitney Bowes, Inc. 6.70%	120,000	3,030,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Qwest Corp.:
6.125%	160,000	$ 3,377,600
7.375%	70,000	1,778,000
Verizon Communications, Inc. 5.90% (a)	120,828	3,020,700
		8,176,300
UTILITIES - 1.3%
Electric Utilities - 1.3%
Duquesne Light Co. 6.50%	141,050	7,123,025
Gulf Power Co. 5.60%	30,000	2,617,500
NextEra Energy Capital Holdings, Inc.:
Series G, 5.70%	270,000	6,156,000
Series H, 5.625%	70,000	1,584,800
Series I, 5.125%	377,500	7,738,750
Series J, 5.00%	205,000	4,112,300
SCE Trust I 5.625%	409,500	9,254,700
SCE Trust II 5.10%	15,000	309,150
Southern California Edison Co.:
5.349%	44,479	4,514,619
Series D, 6.50%	54,900	5,517,450
		48,928,294
Multi-Utilities - 0.0%
DTE Energy Co. 6.50%	700	17,570
TOTAL UTILITIES		48,945,864
TOTAL NONCONVERTIBLE PREFERRED STOCKS		261,305,267
TOTAL PREFERRED STOCKS (Cost $388,057,562)		411,487,031
Bank Loan Obligations - 1.2%
	Principal Amount (e)
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Nielsen Finance LLC Tranche E, term loan 2.9065% 5/1/16 (i)	$ 3,960,000	3,964,950
Bank Loan Obligations - continued
	Principal Amount (e)	Value
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (i)	$ 2,300,000	$ 2,348,990
Ruby Western Pipeline Holdings LLC Tranche B, term loan 3.5% 3/27/20 (i)	3,211,172	3,211,172
		5,560,162
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
HCA Holdings, Inc. Tranche B 4LN, term loan 2.9966% 5/1/18 (i)	16,254,263	16,234,757
Sheridan Holdings, Inc. Trache 2LN, term loan 9% 12/18/21 (i)	65,000	66,300
		16,301,057
INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.2%
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (i)	5,481,254	5,467,551
UTILITIES - 0.3%
Electric Utilities - 0.3%
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (i)	12,325,851	12,356,666
TOTAL BANK LOAN OBLIGATIONS (Cost $43,658,346)		43,650,386
Preferred Securities - 2.4%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
NBCUniversal Enterprise, Inc. 5.25% (g)(h)	975,000	990,113
FINANCIALS - 2.4%
Commercial Banks - 0.4%
PNC Preferred Funding Trust I 1.8929% (g)(h)(i)	3,450,000	3,049,787
SunTrust Preferred Capital I 4% 12/15/49 (i)	6,866,000	5,310,470
USB Capital IX 3.5% (h)(i)	8,625,000	7,023,984
		15,384,241
Diversified Financial Services - 2.0%
Baggot Securities Ltd. 10.24% (g)(h)	EUR	1,530,000	2,283,463
Preferred Securities - continued
	Principal Amount (e)	Value
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc. 5.35% (h)(i)	$ 3,000,000	$ 2,859,497
General Electric Capital Corp.:
5.25% (h)(i)	5,000,000	4,973,558
7.125% (h)(i)	10,000,000	11,498,764
Goldman Sachs Capital III 4% (h)(i)	18,715,000	14,217,162
JPMorgan Chase & Co.:
5.15% (h)(i)	15,000,000	14,431,077
6.75% (h)(i)	10,000,000	10,494,085
7.9% (h)(i)	6,250,000	7,179,238
Wachovia Capital Trust III 5.5698% (h)(i)	8,091,000	7,923,179
		75,860,023
TOTAL FINANCIALS		91,244,264
TOTAL PREFERRED SECURITIES (Cost $88,752,259)		92,234,377
Money Market Funds - 2.7%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	86,750,562	86,750,562
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	13,928,400	13,928,400
TOTAL MONEY MARKET FUNDS (Cost $100,678,962)		100,678,962
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $3,363,773,651)		3,802,129,327
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(13,685,110)
NET ASSETS - 100%		$ 3,788,444,217
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $259,660,194 or 6.9% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,876
Fidelity Securities Lending Cash Central Fund	29,680
Total	$ 49,556
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 117,305,097	$ 117,305,097	$ -	$ -
Consumer Staples	266,755,958	266,755,958	-	-
Energy	250,702,133	250,702,133	-	-
Financials	1,035,757,419	965,588,841	70,168,578	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Health Care	$ 333,687,063	$ 295,094,786	$ 38,592,277	$ -
Industrials	125,117,949	116,122,079	8,995,870	-
Information Technology	361,068,700	361,068,700	-	-
Materials	52,442,613	52,442,613	-	-
Telecommunication Services	77,796,893	45,801,078	31,995,815	-
Utilities	250,164,462	201,502,251	48,662,211	-
Corporate Bonds	694,767,315	-	694,767,315	-
Bank Loan Obligations	43,650,386	-	43,650,386	-
Preferred Securities	92,234,377	-	91,244,264	990,113
Money Market Funds	100,678,962	100,678,962	-	-
Total Investments in Securities:	$ 3,802,129,327	$ 2,773,062,498	$ 1,028,076,716	$ 990,113
Income Tax Information

At February 28, 2014, the cost of investment securities for income tax purposes was $3,363,114,443. Net unrealized appreciation aggregated $439,014,884, of which $487,451,151 related to appreciated investment securities and $48,436,267 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Strategic
Dividend & Income Fund

February 28, 2014

1.814104.109

SDI-QTLY-0414

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 18.3%
		Principal Amount (e)	Value
Convertible Bonds - 10.1%
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.0%
Ford Motor Co. 4.25% 11/15/16		$ 860,000	$ 1,548,688
Household Durables - 0.3%
M/I Homes, Inc. 3% 3/1/18		6,140,000	6,769,350
Standard Pacific Corp. 1.25% 8/1/32		4,350,000	5,758,313
			12,527,663
Media - 0.1%
Liberty Media Corp. 1.375% 10/15/23 (g)		2,800,000	2,726,360
TOTAL CONSUMER DISCRETIONARY			16,802,711
ENERGY - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Alpha Natural Resources, Inc. 3.75% 12/15/17		3,070,000	2,809,050
Chesapeake Energy Corp. 2.5% 5/15/37		18,830,000	19,217,898
Clean Energy Fuels Corp. 5.25% 10/1/18 (g)		4,080,000	3,685,056
Cobalt International Energy, Inc. 2.625% 12/1/19		7,970,000	7,681,088
Peabody Energy Corp. 4.75% 12/15/41		5,100,000	4,054,500
Ship Finance International Ltd. 3.25% 2/1/18		11,700,000	12,758,850
			50,206,442
FINANCIALS - 0.7%
Insurance - 0.5%
Fidelity National Financial, Inc. 4.25% 8/15/18		10,060,000	16,498,400
Real Estate Investment Trusts - 0.1%
American Realty Capital Properties, Inc. 3% 8/1/18		3,930,000	4,264,247
Real Estate Management & Development - 0.1%
Forestar Group, Inc. 3.75% 3/1/20		4,340,000	4,818,702
TOTAL FINANCIALS			25,581,349
HEALTH CARE - 2.0%
Biotechnology - 0.7%
Array BioPharma, Inc. 3% 6/1/20		4,410,000	4,525,983
Cubist Pharmaceuticals, Inc.:
1.125% 9/1/18 (g)		2,330,000	2,858,619
1.875% 9/1/20 (g)		2,300,000	2,883,625
Gilead Sciences, Inc. 1.625% 5/1/16		750,000	2,727,978
InterMune, Inc. 2.5% 12/15/17		1,260,000	3,014,550
Corporate Bonds - continued
		Principal Amount (e)	Value
Convertible Bonds - continued
HEALTH CARE - continued
Biotechnology - continued
Orexigen Therapeutics, Inc. 2.75% 12/1/20 (g)		$ 1,810,000	$ 2,082,631
Theravance, Inc. 2.125% 1/15/23		4,980,000	7,401,525
			25,494,911
Health Care Equipment & Supplies - 0.2%
Teleflex, Inc. 3.875% 8/1/17		4,830,000	8,208,102
Health Care Providers & Services - 0.9%
HealthSouth Corp. 2% 12/1/43		17,939,000	18,452,055
Molina Healthcare, Inc. 1.125% 1/15/20 (g)		11,190,000	12,490,838
WellPoint, Inc. 2.75% 10/15/42		3,810,000	5,188,744
			36,131,637
Pharmaceuticals - 0.2%
Salix Pharmaceuticals Ltd. 1.5% 3/15/19 (g)		840,000	1,485,225
ViroPharma, Inc. 2% 3/15/17		2,260,000	6,063,863
			7,549,088
TOTAL HEALTH CARE			77,383,738
INDUSTRIALS - 1.1%
Air Freight & Logistics - 0.1%
UTi Worldwide, Inc. 4.5% 3/1/19 (g)		3,400,000	3,432,640
Commercial Services & Supplies - 0.4%
Covanta Holding Corp. 3.25% 6/1/14		12,340,000	14,376,717
Construction & Engineering - 0.6%
Layne Christensen Co. 4.25% 11/15/18 (g)		6,450,000	6,757,020
MasTec, Inc.:
4% 6/15/14		2,210,000	5,726,663
4.25% 12/15/14		4,390,000	11,647,219
			24,130,902
TOTAL INDUSTRIALS			41,940,259
INFORMATION TECHNOLOGY - 3.1%
Communications Equipment - 0.8%
Ciena Corp. 3.75% 10/15/18 (g)		2,760,000	4,074,450
InterDigital, Inc. 2.5% 3/15/16		17,860,000	18,373,475
Liberty Interactive LLC 0.75% 3/30/43 (g)		7,180,000	9,074,084
			31,522,009
Corporate Bonds - continued
		Principal Amount (e)	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.4%
Akamai Technologies, Inc. 0% 2/15/19 (g)		$ 7,900,000	$ 7,979,000
WebMD Health Corp. 1.5% 12/1/20 (g)		6,160,000	6,484,632
			14,463,632
Semiconductors & Semiconductor Equipment - 1.0%
GT Advanced Technologies, Inc.:
3% 10/1/17		8,855,000	17,571,641
3% 12/15/20		3,690,000	5,207,697
Intel Corp. 3.25% 8/1/39		11,470,000	15,484,500
			38,263,838
Software - 0.9%
Nuance Communications, Inc. 2.75% 11/1/31		14,260,000	14,135,225
TiVo, Inc. 4% 3/15/16 (g)		14,260,000	19,687,356
			33,822,581
TOTAL INFORMATION TECHNOLOGY			118,072,060
MATERIALS - 1.1%
Chemicals - 0.1%
RPM International, Inc. 2.25% 12/15/20		1,770,000	2,052,094
Containers & Packaging - 0.6%
Owens-Brockway Glass Container, Inc. 3% 6/1/15 (g)		20,550,000	21,217,875
Metals & Mining - 0.4%
Allegheny Technologies, Inc. 4.25% 6/1/14		720,000	725,400
Goldcorp, Inc. 2% 8/1/14		6,980,000	7,020,484
Horsehead Holding Corp. 3.8% 7/1/17		1,560,000	2,114,580
Newmont Mining Corp. 1.25% 7/15/14		5,390,000	5,396,738
			15,257,202
Paper & Forest Products - 0.0%
Rayonier TRS Holdings, Inc. 4.5% 8/15/15		1,330,000	1,961,750
TOTAL MATERIALS			40,488,921
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (g)		5,500,000	6,366,250
Corporate Bonds - continued
		Principal Amount (e)	Value
Convertible Bonds - continued
UTILITIES - 0.2%
Electric Utilities - 0.2%
NRG Yield, Inc. 3.5% 2/1/19 (g)		$ 8,000,000	$ 8,072,720
TOTAL CONVERTIBLE BONDS			384,914,450
Nonconvertible Bonds - 8.2%
CONSUMER DISCRETIONARY - 1.1%
Hotels, Restaurants & Leisure - 0.1%
MGM Mirage, Inc. 6.625% 7/15/15		3,200,000	3,411,840
Internet & Catalog Retail - 0.0%
Netflix, Inc. 5.75% 3/1/24 (g)		1,270,000	1,320,800
Media - 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25% 9/30/22		7,840,000	7,820,400
5.75% 1/15/24		2,570,000	2,582,850
7.25% 10/30/17		8,000,000	8,500,000
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (g)		2,650,000	2,802,375
Clear Channel Communications, Inc. 4.9% 5/15/15		4,725,000	4,683,656
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (g)		7,145,000	8,073,850
WMG Acquisition Corp. 11.5% 10/1/18		1,340,000	1,524,250
			35,987,381
TOTAL CONSUMER DISCRETIONARY			40,720,021
CONSUMER STAPLES - 0.5%
Food & Staples Retailing - 0.5%
BI-LO LLC/BI-LO Finance Corp. 9.25% 2/15/19 (g)		11,935,000	13,038,988
Tops Markets LLC 8.875% 12/15/17		3,760,000	4,117,200
			17,156,188
Food Products - 0.0%
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (g)		705,000	749,063
TOTAL CONSUMER STAPLES			17,905,251
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - 4.4%
Capital Markets - 0.3%
Chase Capital II 0.7376% 2/1/27 (i)		$ 7,900,000	$ 6,517,500
Chase Capital Trust VI 0.8626% 8/1/28 (i)		5,000,000	4,125,000
JPMorgan Chase Capital XXIII 1.2359% 5/15/47 (i)		2,500,000	1,856,250
Lehman Brothers Holdings, Inc. 1.0633% (d)(i)		1,000,000	0
			12,498,750
Commercial Banks - 2.1%
Bank of Ireland 10% 7/30/16	EUR	8,293,000	12,405,500
CIT Group, Inc. 4.75% 2/15/15 (g)		3,610,000	3,713,788
Corestates Capital II 0.8889% 1/15/27 (g)(i)		3,000,000	2,490,000
Corestates Capital III 0.8059% 2/15/27 (g)(i)		3,960,000	3,286,800
First Maryland Capital I 1.2389% 1/15/27 (i)		2,500,000	2,075,000
First Maryland Capital II 1.0876% 2/1/27 (i)		4,100,000	3,403,000
JPMorgan Chase Capital XXI 1.1876% 1/15/87 (i)		12,500,000	9,375,000
PNC Capital Trust C 0.8091% 6/1/28 (i)		9,000,000	7,290,000
Wachovia Capital Trust II 0.7389% 1/15/27 (i)		32,014,000	26,571,620
Wells Fargo Capital II 0.7361% 1/30/27 (i)		5,930,000	4,921,900
Wells Fargo Capital X 5.95% 12/15/36		2,350,000	2,362,462
			77,895,070
Consumer Finance - 0.4%
Ally Financial, Inc.:
3.5% 1/27/19		1,165,000	1,170,825
4.75% 9/10/18		6,000,000	6,390,000
American Express Co. 6.8% 9/1/66 (i)		2,500,000	2,718,750
GMAC LLC 8% 11/1/31		3,900,000	4,914,000
			15,193,575
Diversified Financial Services - 1.6%
Central Fidelity Capital Trust I 1.2389% 4/15/27 (i)		2,500,000	2,075,000
Denali Borrower LLC/Denali Finance Corp. 5.625% 10/15/20 (g)		7,100,000	7,304,125
General Motors Financial Co., Inc. 2.75% 5/15/16		795,000	810,503
Goldman Sachs Capital II 4% (h)(i)		7,653,000	5,854,545
ILFC E-Capital Trust I 5.46% 12/21/65 (g)(i)		33,530,000	31,182,900
JPMorgan Chase Capital XIII 1.1969% 9/30/34 (i)		2,750,000	2,227,500
National Rural Utilities Cooperative Finance Corp. 4.75% 4/30/43 (i)		4,300,000	4,052,750
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18		$ 4,945,000	$ 5,340,600
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind		2,570,000	2,733,838
			61,581,761
TOTAL FINANCIALS			167,169,156
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
FWCT-2 Escrow Corp. 6.875% 2/1/22 (g)		930,000	989,288
HealthSouth Corp. 5.75% 11/1/24		2,165,000	2,213,713
			3,203,001
INDUSTRIALS - 0.5%
Commercial Services & Supplies - 0.0%
APX Group, Inc.:
8.75% 12/1/20		1,694,000	1,765,995
8.75% 12/1/20 (g)		218,000	226,720
			1,992,715
Construction & Engineering - 0.1%
MasTec, Inc. 4.875% 3/15/23		3,325,000	3,225,250
Marine - 0.1%
Navios Maritime Holdings, Inc. 8.125% 2/15/19		4,150,000	4,264,125
Trading Companies & Distributors - 0.3%
International Lease Finance Corp.:
8.25% 12/15/20		705,000	862,744
8.625% 9/15/15		5,000,000	5,525,000
8.875% 9/1/17		3,000,000	3,600,000
			9,987,744
TOTAL INDUSTRIALS			19,469,834
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - 0.2%
Computers & Peripherals - 0.1%
Dell, Inc.:
5.4% 9/10/40		$ 1,000,000	$ 720,000
6.5% 4/15/38		4,440,000	3,663,000
			4,383,000
IT Services - 0.1%
Compiler Finance Sub, Inc. 7% 5/1/21 (g)		5,015,000	5,015,000
TOTAL INFORMATION TECHNOLOGY			9,398,000
MATERIALS - 0.3%
Metals & Mining - 0.3%
JMC Steel Group, Inc. 8.25% 3/15/18 (g)		2,670,000	2,776,800
Severstal Columbus LLC 10.25% 2/15/18		8,310,000	8,754,585
			11,531,385
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.4%
CenturyLink, Inc. 6.75% 12/1/23		4,000,000	4,240,000
Sprint Capital Corp.:
6.875% 11/15/28		9,215,000	9,145,888
8.75% 3/15/32		3,000,000	3,367,500
			16,753,388
Wireless Telecommunication Services - 0.3%
Intelsat Jackson Holdings SA 5.5% 8/1/23 (g)		2,945,000	2,911,869
Sprint Communications, Inc.:
6% 12/1/16		4,660,000	5,099,904
7% 8/15/20		1,500,000	1,638,750
T-Mobile U.S.A., Inc. 5.25% 9/1/18		585,000	617,906
			10,268,429
TOTAL TELECOMMUNICATION SERVICES			27,021,817
UTILITIES - 0.4%
Electric Utilities - 0.3%
NextEra Energy Capital Holdings, Inc. 6.35% 10/1/66 (i)		7,950,000	7,850,625
PPL Capital Funding, Inc. 6.7% 3/30/67 (i)		2,510,000	2,516,275
			10,366,900
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - 0.1%
Wisconsin Energy Corp. 6.25% 5/15/67 (i)		$ 3,000,000	$ 3,067,500
TOTAL UTILITIES			13,434,400
TOTAL NONCONVERTIBLE BONDS			309,852,865
TOTAL CORPORATE BONDS (Cost $638,073,673)			694,767,315
Common Stocks - 64.9%
	Shares
CONSUMER DISCRETIONARY - 3.1%
Automobiles - 0.1%
General Motors Co.	144,594	5,234,303
Diversified Consumer Services - 0.2%
H&R Block, Inc.	239,500	7,577,780
Hotels, Restaurants & Leisure - 1.0%
Cedar Fair LP (depositary unit)	124,800	6,639,360
Darden Restaurants, Inc.	48,800	2,491,728
McDonald's Corp.	234,800	22,341,220
Wyndham Worldwide Corp.	60,400	4,401,952
		35,874,260
Media - 1.1%
Comcast Corp. Class A	459,900	23,772,231
Sinclair Broadcast Group, Inc. Class A (f)	164,600	4,875,452
Time Warner, Inc.	103,400	6,941,242
Viacom, Inc. Class B (non-vtg.)	71,000	6,228,830
		41,817,755
Multiline Retail - 0.4%
Target Corp.	270,600	16,923,324
Specialty Retail - 0.2%
H&M Hennes & Mauritz AB (B Shares)	133,000	5,999,017
Textiles, Apparel & Luxury Goods - 0.1%
VF Corp.	66,200	3,878,658
TOTAL CONSUMER DISCRETIONARY		117,305,097
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 7.0%
Beverages - 2.7%
Anheuser-Busch InBev SA NV ADR	77,700	$ 8,128,197
PepsiCo, Inc.	500,700	40,091,049
SABMiller PLC	72,100	3,533,915
The Coca-Cola Co.	1,342,000	51,264,400
		103,017,561
Food & Staples Retailing - 0.3%
Wal-Mart Stores, Inc.	162,800	12,161,160
Food Products - 0.5%
Kellogg Co.	142,500	8,648,325
Unilever NV (NY Reg.)	215,300	8,517,268
		17,165,593
Household Products - 2.1%
Procter & Gamble Co.	1,029,258	80,961,434
Tobacco - 1.4%
British American Tobacco PLC sponsored ADR	103,300	11,238,007
Philip Morris International, Inc.	521,718	42,212,203
		53,450,210
TOTAL CONSUMER STAPLES		266,755,958
ENERGY - 6.5%
Oil, Gas & Consumable Fuels - 6.5%
Access Midstream Partners LP	137,300	7,750,585
Canadian Natural Resources Ltd.	170,600	6,242,854
Chevron Corp.	880,700	101,571,131
ConocoPhillips Co.	615,400	40,924,100
El Paso Pipeline Partners LP	97,200	2,920,860
Enterprise Products Partners LP	44,300	2,972,973
Exxon Mobil Corp.	746,200	71,836,674
Imperial Oil Ltd.	24,000	1,079,816
Markwest Energy Partners LP	52,700	3,364,895
QEP Midstream Partners LP	87,100	1,861,327
Targa Resources Corp.	25,300	2,448,028
Valero Energy Partners LP	36,000	1,331,640
Western Gas Partners LP	25,000	1,582,250
		245,887,133
FINANCIALS - 20.9%
Capital Markets - 1.6%
Apollo Investment Corp.	99,400	850,864
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
BlackRock, Inc. Class A	77,100	$ 23,503,164
Carlyle Group LP	217,900	7,903,233
KKR & Co. LP	572,900	13,829,806
The Blackstone Group LP	409,100	13,643,485
		59,730,552
Commercial Banks - 1.8%
Commerce Bancshares, Inc.	94,158	4,205,096
M&T Bank Corp. (f)	123,000	14,340,570
National Penn Bancshares, Inc.	356,500	3,850,200
PNC Financial Services Group, Inc.	131,400	10,745,892
Svenska Handelsbanken AB (A Shares)	142,900	7,466,331
U.S. Bancorp	418,300	17,208,862
Wells Fargo & Co.	194,200	9,014,764
		66,831,715
Consumer Finance - 0.1%
Capital One Financial Corp.	68,100	5,000,583
Diversified Financial Services - 0.3%
JPMorgan Chase & Co.	180,900	10,278,738
Insurance - 1.9%
ACE Ltd.	82,000	8,025,340
esure Group PLC	574,300	2,591,766
Marsh & McLennan Companies, Inc.	184,400	8,880,704
MetLife, Inc.	469,700	23,799,699
MetLife, Inc. unit	131,400	3,886,812
The Travelers Companies, Inc.	224,800	18,847,232
Zurich Insurance Group AG	23,062	7,066,753
		73,098,306
Real Estate Investment Trusts - 15.0%
Alexandria Real Estate Equities, Inc.	277,144	20,079,083
AvalonBay Communities, Inc.	78,940	10,180,892
Boston Properties, Inc.	264,696	29,759,771
Camden Property Trust (SBI)	11,962	797,865
Cedar Shopping Centers, Inc.	593,859	3,652,233
Corrections Corp. of America	174,554	5,821,376
Cousins Properties, Inc.	1,275,540	14,732,487
Digital Realty Trust, Inc. (f)	32,200	1,743,952
DuPont Fabros Technology, Inc.	368,372	9,783,960
Equity Lifestyle Properties, Inc.	149,007	5,997,532
Equity One, Inc.	558,448	12,955,994
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Equity Residential (SBI)	234,315	$ 13,700,398
Essex Property Trust, Inc.	156,292	26,139,837
Excel Trust, Inc.	84,377	1,057,244
Federal Realty Investment Trust (SBI)	100,008	11,131,890
FelCor Lodging Trust, Inc.	944,152	8,223,564
Glimcher Realty Trust	1,147,738	11,167,491
HCP, Inc.	466,739	18,095,471
Health Care REIT, Inc.	143,996	8,458,325
Host Hotels & Resorts, Inc.	652,897	12,842,484
Kilroy Realty Corp.	141,982	8,166,805
Kite Realty Group Trust	139,534	862,320
LaSalle Hotel Properties (SBI)	592,413	18,566,223
Lexington Corporate Properties Trust	692,800	7,904,848
Liberty Property Trust (SBI)	280,900	10,747,234
Mack-Cali Realty Corp.	51,700	1,150,325
Mid-America Apartment Communities, Inc.	292,510	19,785,376
National Retail Properties, Inc. (f)	491,762	17,649,338
Piedmont Office Realty Trust, Inc. Class A	616,246	10,648,731
Post Properties, Inc.	185,500	9,002,315
Prologis, Inc.	833,010	34,311,682
Public Storage	205,599	34,746,231
Sabra Health Care REIT, Inc.	88,443	2,517,972
Senior Housing Properties Trust (SBI)	153,500	3,423,050
Simon Property Group, Inc.	408,315	65,857,126
SL Green Realty Corp.	226,173	22,465,764
Spirit Realty Capital, Inc.	54,100	590,772
Sun Communities, Inc.	81,582	3,757,667
Taubman Centers, Inc.	134,700	9,489,615
Terreno Realty Corp.	66,200	1,236,616
UDR, Inc.	229,500	5,923,395
Ventas, Inc.	530,839	33,140,279
Vornado Realty Trust	53,214	5,123,976
Weyerhaeuser Co.	192,547	5,682,062
WP Carey, Inc.	157,800	10,023,456
		569,095,027
Real Estate Management & Development - 0.2%
Forest City Enterprises, Inc. Class A (a)	348,740	6,793,455
TOTAL FINANCIALS		790,828,376
Common Stocks - continued
	Shares	Value
HEALTH CARE - 8.6%
Biotechnology - 0.5%
Amgen, Inc.	163,700	$ 20,302,074
Pharmaceuticals - 8.1%
AbbVie, Inc.	605,700	30,836,187
AstraZeneca PLC (United Kingdom)	100,508	6,832,253
Bristol-Myers Squibb Co.	255,000	13,711,350
Eli Lilly & Co.	359,500	21,429,795
Johnson & Johnson	900,744	82,976,537
Merck & Co., Inc.	1,011,890	57,667,611
Novartis AG	114,072	9,494,226
Pfizer, Inc.	1,680,600	53,964,066
Roche Holding AG (participation certificate)	72,315	22,265,798
Teva Pharmaceutical Industries Ltd. sponsored ADR	122,600	6,116,514
		305,294,337
TOTAL HEALTH CARE		325,596,411
INDUSTRIALS - 2.9%
Aerospace & Defense - 0.6%
Honeywell International, Inc.	111,900	10,567,836
United Technologies Corp.	101,800	11,912,636
		22,480,472
Commercial Services & Supplies - 0.1%
KAR Auction Services, Inc.	79,000	2,461,640
Republic Services, Inc.	106,300	3,625,893
		6,087,533
Electrical Equipment - 0.4%
Eaton Corp. PLC	207,100	15,472,441
Industrial Conglomerates - 1.2%
3M Co.	152,800	20,586,744
General Electric Co.	586,753	14,944,599
Siemens AG	67,472	8,995,870
		44,527,213
Machinery - 0.4%
Caterpillar, Inc.	69,600	6,749,112
Cummins, Inc.	58,800	8,580,096
		15,329,208
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - 0.2%
SGS SA (Reg.)	2,520	$ 6,243,411
TOTAL INDUSTRIALS		110,140,278
INFORMATION TECHNOLOGY - 9.5%
Communications Equipment - 1.6%
Cisco Systems, Inc.	2,719,200	59,278,560
Computers & Peripherals - 3.2%
Apple, Inc.	204,400	107,563,456
EMC Corp.	571,258	15,064,073
		122,627,529
IT Services - 1.0%
Accenture PLC Class A	38,500	3,208,975
Automatic Data Processing, Inc.	104,600	8,135,788
Fidelity National Information Services, Inc.	159,500	8,869,795
Paychex, Inc.	378,400	15,801,984
		36,016,542
Semiconductors & Semiconductor Equipment - 0.7%
Intel Corp.	1,138,500	28,189,260
Software - 3.0%
Microsoft Corp.	3,000,700	114,956,809
TOTAL INFORMATION TECHNOLOGY		361,068,700
MATERIALS - 1.4%
Chemicals - 1.2%
E.I. du Pont de Nemours & Co.	343,900	22,910,618
LyondellBasell Industries NV Class A	150,000	13,212,000
Potash Corp. of Saskatchewan, Inc.	66,400	2,194,744
The Dow Chemical Co.	157,800	7,686,438
		46,003,800
Paper & Forest Products - 0.2%
International Paper Co.	131,700	6,438,813
TOTAL MATERIALS		52,442,613
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	588,000	18,774,840
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Communications, Inc.	170,500	$ 8,112,390
Verizon Communications, Inc.	226,435	10,737,548
		37,624,778
Wireless Telecommunication Services - 0.5%
Vodafone Group PLC	4,696,200	19,568,895
TOTAL TELECOMMUNICATION SERVICES		57,193,673
UTILITIES - 3.5%
Electric Utilities - 2.5%
American Electric Power Co., Inc.	174,100	8,739,820
Cleco Corp.	81,800	4,043,374
Duke Energy Corp.	49,600	3,515,648
IDACORP, Inc.	295,200	16,587,288
ITC Holdings Corp.	61,200	6,279,120
NextEra Energy, Inc.	294,400	26,905,216
Pinnacle West Capital Corp.	169,800	9,449,370
Southern Co.	183,900	7,788,165
Xcel Energy, Inc.	353,600	10,710,544
		94,018,545
Gas Utilities - 0.2%
Atmos Energy Corp.	133,500	6,154,350
Multi-Utilities - 0.8%
CMS Energy Corp.	147,100	4,182,053
NiSource, Inc.	207,600	7,228,632
Sempra Energy	217,100	20,509,437
		31,920,122
TOTAL UTILITIES		132,093,017
TOTAL COMMON STOCKS (Cost $2,104,552,849)		2,459,311,256
Preferred Stocks - 10.9%
	Shares	Value
Convertible Preferred Stocks - 4.0%
FINANCIALS - 1.3%
Capital Markets - 0.0%
AMG Capital Trust I 5.10%	23,800	$ 1,488,620
Commercial Banks - 0.7%
Wells Fargo & Co. 7.50%	21,809	25,691,002
Diversified Financial Services - 0.1%
Bank of America Corp. Series L, 7.25%	2,354	2,714,256
Real Estate Investment Trusts - 0.3%
Weyerhaeuser Co. Series A, 6.375%	199,100	10,857,162
Real Estate Management & Development - 0.2%
Forestar Group, Inc. 6.00% (a)	310,000	7,839,900
TOTAL FINANCIALS		48,590,940
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Alere, Inc. 3.00%	27,412	8,090,652
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.3%
United Technologies Corp. 7.50%	155,300	10,322,791
Machinery - 0.0%
Stanley Black & Decker, Inc. 0.00% (a)	15,200	1,624,880
TOTAL INDUSTRIALS		11,947,671
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
Crown Castle International Corp. Series A, 4.50% (a)	122,000	12,426,920
UTILITIES - 1.8%
Electric Utilities - 0.8%
NextEra Energy, Inc.:
5.779% (a)	189,000	9,916,830
5.889%	186,100	11,017,120
PPL Corp. 8.75%	195,900	10,298,463
		31,232,413
Multi-Utilities - 1.0%
CenterPoint Energy, Inc. 2.00% ZENS	330,600	17,606,103
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
UTILITIES - continued
Multi-Utilities - continued
Dominion Resources, Inc.:
Series A, 6.125%	177,300	$ 10,143,333
Series B, 6.00%	177,400	10,143,732
		37,893,168
TOTAL UTILITIES		69,125,581
TOTAL CONVERTIBLE PREFERRED STOCKS		150,181,764
Nonconvertible Preferred Stocks - 6.9%
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
NuStar Logistics LP 7.625%	180,000	4,815,000
FINANCIALS - 5.2%
Capital Markets - 0.3%
Goldman Sachs Group, Inc. 5.95%	65,219	1,500,037
Morgan Stanley 6.875%	200,000	5,176,000
Morgan Stanley Capital I Trust 6.60%	140,000	3,507,000
		10,183,037
Commercial Banks - 0.4%
BB&T Corp. Series E, 5.625%	125,000	2,755,000
SunTrust Banks, Inc. Series E, 5.875%	80,000	1,786,400
U.S. Bancorp:
Series A, 3.50%	11,890	9,297,980
Series H, 5.15%	40,000	878,800
		14,718,180
Consumer Finance - 1.8%
Ally Financial, Inc.:
7.00% (g)	46,758	46,096,084
Series A, 8.50%	410,000	11,213,500
Discover Financial Services Series B, 6.50%	200,000	4,866,000
HSBC U.S.A., Inc. Series F, 3.87%	300,000	6,099,000
		68,274,584
Diversified Financial Services - 1.2%
Barclays Bank PLC:
Series 2, 6.625%	47,200	1,187,552
Series 4, 7.75%	247,800	6,383,328
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.:
Series C, 5.80%	300,000	$ 6,756,000
Series J, 7.125%	120,000	3,198,000
GMAC Capital Trust I Series 2, 8.125%	900,698	24,453,951
JPMorgan Chase Capital XXIX 6.70%	155,000	4,002,100
		45,980,931
Insurance - 0.1%
MetLife, Inc. Series B, 6.50%	111,000	2,800,530
Real Estate Investment Trusts - 1.4%
Chesapeake Lodging Trust Series A, 7.75%	50,000	1,270,000
Digital Realty Trust, Inc. Series G, 5.875%	140,000	2,802,800
Health Care REIT, Inc. Series J, 6.50%	12,000	290,040
Hersha Hospitality Trust:
Series B, 8.00%	48,200	1,224,280
Series C, 6.875%	50,000	1,136,500
Hospitality Properties Trust Series D, 7.125%	60,000	1,499,400
Kimco Realty Corp. Series K, 5.625%	120,000	2,562,000
Public Storage:
Series Q, 6.50%	125,000	3,210,000
Series S, 5.90%	100,000	2,341,000
Series T, 5.75%	74,000	1,679,800
Series V, 5.375%	250,000	5,335,000
Series W, 5.20%	150,000	3,109,500
Sabra Health Care REIT, Inc. Series A, 7.125%	602,000	14,490,140
SL Green Realty Corp. Series I, 6.50%	60,000	1,406,400
Sunstone Hotel Investors, Inc. Series D, 8.00%	226,218	5,874,881
Vornado Realty Trust Series L, 5.40%	230,000	4,809,300
		53,041,041
Real Estate Management & Development - 0.0%
Ventas Realty LP/Ventas Capital Corp. 5.45%	60,000	1,339,800
TOTAL FINANCIALS		196,338,103
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Pitney Bowes, Inc. 6.70%	120,000	3,030,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Qwest Corp.:
6.125%	160,000	$ 3,377,600
7.375%	70,000	1,778,000
Verizon Communications, Inc. 5.90% (a)	120,828	3,020,700
		8,176,300
UTILITIES - 1.3%
Electric Utilities - 1.3%
Duquesne Light Co. 6.50%	141,050	7,123,025
Gulf Power Co. 5.60%	30,000	2,617,500
NextEra Energy Capital Holdings, Inc.:
Series G, 5.70%	270,000	6,156,000
Series H, 5.625%	70,000	1,584,800
Series I, 5.125%	377,500	7,738,750
Series J, 5.00%	205,000	4,112,300
SCE Trust I 5.625%	409,500	9,254,700
SCE Trust II 5.10%	15,000	309,150
Southern California Edison Co.:
5.349%	44,479	4,514,619
Series D, 6.50%	54,900	5,517,450
		48,928,294
Multi-Utilities - 0.0%
DTE Energy Co. 6.50%	700	17,570
TOTAL UTILITIES		48,945,864
TOTAL NONCONVERTIBLE PREFERRED STOCKS		261,305,267
TOTAL PREFERRED STOCKS (Cost $388,057,562)		411,487,031
Bank Loan Obligations - 1.2%
	Principal Amount (e)
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Nielsen Finance LLC Tranche E, term loan 2.9065% 5/1/16 (i)	$ 3,960,000	3,964,950
Bank Loan Obligations - continued
	Principal Amount (e)	Value
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (i)	$ 2,300,000	$ 2,348,990
Ruby Western Pipeline Holdings LLC Tranche B, term loan 3.5% 3/27/20 (i)	3,211,172	3,211,172
		5,560,162
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
HCA Holdings, Inc. Tranche B 4LN, term loan 2.9966% 5/1/18 (i)	16,254,263	16,234,757
Sheridan Holdings, Inc. Trache 2LN, term loan 9% 12/18/21 (i)	65,000	66,300
		16,301,057
INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.2%
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (i)	5,481,254	5,467,551
UTILITIES - 0.3%
Electric Utilities - 0.3%
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (i)	12,325,851	12,356,666
TOTAL BANK LOAN OBLIGATIONS (Cost $43,658,346)		43,650,386
Preferred Securities - 2.4%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
NBCUniversal Enterprise, Inc. 5.25% (g)(h)	975,000	990,113
FINANCIALS - 2.4%
Commercial Banks - 0.4%
PNC Preferred Funding Trust I 1.8929% (g)(h)(i)	3,450,000	3,049,787
SunTrust Preferred Capital I 4% 12/15/49 (i)	6,866,000	5,310,470
USB Capital IX 3.5% (h)(i)	8,625,000	7,023,984
		15,384,241
Diversified Financial Services - 2.0%
Baggot Securities Ltd. 10.24% (g)(h)	EUR	1,530,000	2,283,463
Preferred Securities - continued
	Principal Amount (e)	Value
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc. 5.35% (h)(i)	$ 3,000,000	$ 2,859,497
General Electric Capital Corp.:
5.25% (h)(i)	5,000,000	4,973,558
7.125% (h)(i)	10,000,000	11,498,764
Goldman Sachs Capital III 4% (h)(i)	18,715,000	14,217,162
JPMorgan Chase & Co.:
5.15% (h)(i)	15,000,000	14,431,077
6.75% (h)(i)	10,000,000	10,494,085
7.9% (h)(i)	6,250,000	7,179,238
Wachovia Capital Trust III 5.5698% (h)(i)	8,091,000	7,923,179
		75,860,023
TOTAL FINANCIALS		91,244,264
TOTAL PREFERRED SECURITIES (Cost $88,752,259)		92,234,377
Money Market Funds - 2.7%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	86,750,562	86,750,562
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	13,928,400	13,928,400
TOTAL MONEY MARKET FUNDS (Cost $100,678,962)		100,678,962
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $3,363,773,651)		3,802,129,327
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(13,685,110)
NET ASSETS - 100%		$ 3,788,444,217
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $259,660,194 or 6.9% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,876
Fidelity Securities Lending Cash Central Fund	29,680
Total	$ 49,556
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 117,305,097	$ 117,305,097	$ -	$ -
Consumer Staples	266,755,958	266,755,958	-	-
Energy	250,702,133	250,702,133	-	-
Financials	1,035,757,419	965,588,841	70,168,578	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Health Care	$ 333,687,063	$ 295,094,786	$ 38,592,277	$ -
Industrials	125,117,949	116,122,079	8,995,870	-
Information Technology	361,068,700	361,068,700	-	-
Materials	52,442,613	52,442,613	-	-
Telecommunication Services	77,796,893	45,801,078	31,995,815	-
Utilities	250,164,462	201,502,251	48,662,211	-
Corporate Bonds	694,767,315	-	694,767,315	-
Bank Loan Obligations	43,650,386	-	43,650,386	-
Preferred Securities	92,234,377	-	91,244,264	990,113
Money Market Funds	100,678,962	100,678,962	-	-
Total Investments in Securities:	$ 3,802,129,327	$ 2,773,062,498	$ 1,028,076,716	$ 990,113
Income Tax Information

At February 28, 2014, the cost of investment securities for income tax purposes was $3,363,114,443. Net unrealized appreciation aggregated $439,014,884, of which $487,451,151 related to appreciated investment securities and $48,436,267 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 29, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 29, 2014